Business acquisition (Details) - TeraGo Inc [Member] $ in Thousands, $ in Millions		11 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) DataCentres SquareFeet
Data center acquisition [Abstract]
Number of data centres | DataCentres			5
Number of geo-diverse data centre space | SquareFeet			36,000
Purchase consideration for acquisition fair value [abstract]
Accounts receivable and other			$ 1,887
Plant and equipment			23,239
Intangible assets			4,240
Goodwill			11,543
Accounts payable and accrued liabilities			(1,212)
Lease liabilities			(9,523)
Purchase consideration			30,174
Acquisition-related costs			$ 1,100
Operating revenues	$ 1.5	$ 16.9
Profit (loss)	0.4	(4.7)
Pre-tax amortization charge for acquisition related intangibles	$ 0.1	$ 0.6